Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Average Estimated Useful Lives of Assets	Provisions for depreciation are calculated using the straight-line method over the following average estimated useful lives of the assets:

	Years
Software and computer equipment	3
Machinery and equipment	2-20
Furniture and fixtures	7
Leasehold improvements	2-10	*

* Leasehold improvements are depreciated over the shorter of the estimated life of the asset or the remaining life of the lease.

Schedule of Customers Representing Greater than 10% of Account Receivable and Total Revenue

Significant customers are those that represent greater than 10% of the Company’s total revenues or gross accounts receivable balance at each respective balance sheet date.

Customers representing greater than 10% of accounts receivable were as follows (in percentages):

	As of December 31,
	2024	2023
Customer B	—	21
Customer D	13	—
Customer E	10	—

Customers representing greater than 10% of total revenues were as follows (in percentages):

	For Year Ended December 31,
	2024	2023
Customer B	10	—
Customer C	18	13
Customer F	10	—

Amounts Recognized in Consolidated Statements of Operations and Comprehensive Loss Net	Amounts recognized in the consolidated statements of operations and comprehensive loss were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$1	$3
Selling, general and administrative	511	714
Total stock-based compensation	$512	$717